Employee Benefit Plans (Schedule of Stock Options Outstanding and Exercisable) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 0
Exercise price range upper limit (in dollars per share)	$ 64.04
Number of Options	15.4
Weighted Average Remaining Contractual Life	4 years 11 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 41.56
Intrinsic Value	$ 316.8
Number of Options	6.4
Weighted Average Remaining Contractual Life	3 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 25.91
Intrinsic Value	230.9
Closing stock price (in dollars per share)	$ 62.20
Range of Exercise Price - $ 0.00 - $22.55 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 0
Exercise price range upper limit (in dollars per share)	$ 22.55
Number of Options	1.7
Weighted Average Remaining Contractual Life	1 year 9 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 20.05
Intrinsic Value	69.9
Number of Options	1.7
Weighted Average Remaining Contractual Life	1 year 9 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 20.05
Intrinsic Value	69.9
Range of Exercise Price - $22.56 - $25.76 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 22.56
Exercise price range upper limit (in dollars per share)	$ 25.76
Number of Options	1.7
Weighted Average Remaining Contractual Life	3 years 9 months 25 days
Weighted Average Exercise Price (in dollars per share)	$ 25.66
Intrinsic Value	61.9
Number of Options	1.7
Weighted Average Remaining Contractual Life	3 years 9 months 25 days
Weighted Average Exercise Price (in dollars per share)	$ 25.66
Intrinsic Value	61.9
Range of Exercise Price - $25.77 - $27.40 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 25.77
Exercise price range upper limit (in dollars per share)	$ 27.40
Number of Options	2.0
Weighted Average Remaining Contractual Life	2 years 9 months 22 days
Weighted Average Exercise Price (in dollars per share)	$ 27.10
Intrinsic Value	69.2
Number of Options	2.0
Weighted Average Remaining Contractual Life	2 years 9 months 22 days
Weighted Average Exercise Price (in dollars per share)	$ 27.10
Intrinsic Value	69.2
Range of Exercise Price - $27.41 - $34.33 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 27.41
Exercise price range upper limit (in dollars per share)	$ 34.33
Number of Options	1.6
Weighted Average Remaining Contractual Life	4 years 6 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 33.50
Intrinsic Value	45.1
Number of Options	1.0
Weighted Average Remaining Contractual Life	4 years 5 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 33.27
Intrinsic Value	29.3
Range of Exercise Price - $34.34 - $48.75 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 34.34
Exercise price range upper limit (in dollars per share)	$ 48.75
Number of Options	4.1
Weighted Average Remaining Contractual Life	5 years 9 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 48.66
Intrinsic Value	55.6
Number of Options	0
Weighted Average Remaining Contractual Life	5 years 1 month 20 days
Weighted Average Exercise Price (in dollars per share)	$ 39.54
Intrinsic Value	0.6
Range of Exercise Price - $48.76 - $64.04 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 48.76
Exercise price range upper limit (in dollars per share)	$ 64.04
Number of Options	4.3
Weighted Average Remaining Contractual Life	6 years 10 months 10 days
Weighted Average Exercise Price (in dollars per share)	$ 58.72
Intrinsic Value	15.1
Number of Options	0
Weighted Average Exercise Price (in dollars per share)	$ 0.00
Intrinsic Value	$ 0